Investment Objectives and Goals - Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 6.16% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 15% (prior to taking into account management fees and other Fund operating expenses) over the period from July 1, 2025 through September 30, 2025.